FORUM FUNDS II
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
 207-347-2000

November 22, 2017

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Re:	Forum Funds II (the “Trust” or “Registrant”)
File Nos. 333-188521/811-22842
Post-Effective Amendment (“PEA”) No. 90

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is Post-Effective Amendment No. 90 to the Registrant’s currently effective Registration Statement on Form N-1A (the “Amendment”) related to ABR Dynamic Blend Equity & Volatility Fund and ABR Enhanced Short Volatility Fund (the “Funds”). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purpose of this filing is to address comments received from the staff of the Commission regarding the principal investment strategies of the ABR Enhanced Short Volatility Fund filed in the Trust’s Post-Effective Amendment No. 86 on September 29, 2017.

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett

Zachary R. Tackett

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